Segment Reporting	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Segment Reporting [Line Items]
SEGMENT REPORTING

NOTE D — SEGMENT REPORTING

The Company views its business in three segments — the IT segment, the professional sales service segment, and the equipment segment. The IT segment includes the operations of NetWolves and VasoHealthcare IT Corp. The professional sales service segment operates through the VasoHealthcare subsidiary and is currently engaged solely in the fulfillment of the Company’s responsibilities under our agreement with GEHC. The equipment segment is engaged in designing, manufacturing, marketing and supporting of proprietary medical devices and software, as well as managing the domestic business of EECP® per a management service agreement with EECP Global.

The chief operating decision maker is the Company’s Chief Executive Officer, who, in conjunction with upper management, evaluates segment performance based on operating income and Adjusted EBITDA (earnings before interest, taxes, depreciation and amortization — defined as net (loss) income, plus net interest expense (income), tax expense, depreciation and amortization, and non-cash expenses for share-based compensation). Administrative functions such as finance and human resources are centralized and related expenses allocated to each segment.

Other costs not directly attributable to operating segments, such as audit, legal, director fees, investor relations, and others, as well as certain assets — primarily cash balances — are reported in the Corporate entity below. There are no intersegment revenues. Summary financial information for the segments is set forth below:

	(in thousands)
	Year ended December 31,
	2023	2022
Revenues from external customers
IT	$40,371	$40,100
Professional sales service	37,820	36,621
Equipment	2,833	2,573
Total revenues	$81,024	$79,294

Gross Profit
IT	$17,659	$16,229
Professional sales service	30,799	29,709
Equipment	2,135	1,964
Total gross profit	$50,593	$47,902

Operating income (loss)
IT	$(466)	$(1,620)
Professional sales service	7,195	9,520
Equipment	(451)	(180)
Corporate	(2,083)	(1,266)
Total operating income	$4,195	$6,454

Depreciation and amortization
IT	$869	$1,692
Professional sales service	84	33
Equipment	46	198
Corporate	—	—
Total depreciation and amortization	$999	$1,923

Capital expenditures
IT	$357	$406
Professional sales service	87	125
Equipment	287	34
Corporate	—	1
Total cash capital expenditures	$731	$566
	December 31, 2023	December 31, 2022
Identifiable Assets
IT	$22,425	$22,201
Professional sales service	18,955	20,674
Equipment	7,114	6,957
Corporate	27,263	21,813
Total assets	$75,757	$71,645

For the years ended December 31, 2023 and 2022, GEHC accounted for 47% and 46% of revenue, respectively. Also, GEHC accounted for $9.3 million, or 75%, and $11.8 million, or 81%, of accounts and other receivables at December 31, 2023 and 2022, respectively.

Our revenues were derived from the following geographic areas:

	(in thousands)
	Year ended December 31,
	2023	2022
Domestic (United States)	$78,843	$77,062
Non-domestic (foreign)	2,181	$2,232
	$81,024	$79,294